Related Party Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Director [Member] CAD	Dec. 31, 2013 Equity Method Investee [Member] USD ($)	Dec. 31, 2012 Equity Method Investee [Member] USD ($)	Dec. 31, 2013 Equity Method Investee [Member] Promissory Note One [Member] CAD	Dec. 31, 2012 Equity Method Investee [Member] Promissory Note One [Member] CAD	Dec. 31, 2013 Equity Method Investee [Member] Promissory Note Two [Member] CAD	Dec. 31, 2012 Equity Method Investee [Member] Promissory Note Two [Member] CAD	Dec. 31, 2013 Officer Of Subsidiary [Member] USD ($)	Dec. 31, 2012 Officer Of Subsidiary [Member] USD ($)
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction		The Company leases office space that was owned by one of its former directors.	These transactions are the result of the investee billing the Company for services it provides to the Company. In turn, the Company bills its customers for this service which is measured at the exchange amount. Transactions between the Company and its investee only reflect the Company’s share of the transaction.						A company owned by an officer of a BFI subsidiary provides transportation services to the Company
Related Party Transaction, Arms Length, Basis of Transactions	All related party transactions are recorded at the exchange amounts
Related Party Transaction, Lease Commencement		2004
Related Party Transaction, Expiry/Maturity Date		Sep. 30, 2014
Related Party Transaction, Expenses from Transactions with Related Party			$ 553	$ 267					$ 3,788	$ 3,714
Related Party Transaction, Expenses from Transactions with Related Party, Canadian Dollars		320
Accounts Payable, Related Parties, Current			44	32					70	63
Promissory Note, Related Parties, Current					750	750	750	0
Promissory Note, Related Parties, Date of Issue					Dec. 06, 2010		Oct. 01, 2013
Promissory Note, Related Parties, Interest Income			$ 40	$ 41